Income Taxes (Narrative) (Details)	12 Months Ended
Jun. 30, 2020
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards expiration date	Jun. 30, 2020
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards expiration date	Jun. 30, 2037